Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2023	2022
	$ Thousands
Cash and cash equivalents in banks	537,478	361,580
Time deposits	159,360	173,591
	696,838	535,171